Deposits to institutional cooperators, net (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Deposit Assets Disclosure [Abstract]
Deposits to cooperators	¥ 1,705,121,413	$ 240,161,328	¥ 1,773,640,000
Provision for credit losses on deposits to institutional cooperators	(2,649,017)	(373,106)	(3,322,575)	$ (467,975)	¥ (2,026,696)
Deposits to cooperators, net	¥ 1,702,472,396	$ 239,788,222	¥ 1,770,317,425